Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total			[1]	$ 3,056	[1],[2]	$ 153,317	[2]
Amount due from a related party total	[3]					117,327
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total		45,000	[1]	104,231	[1],[2]	111,090	[2]
Top Star E-Commerce Logistics Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total	[2]					205,127
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total		$ 45,000		107,287		469,534
Amount due from a related party total						$ 117,327

[1]	Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[2]	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[3]	General and administrative expenses paid by the Company on behalf of the related parties. Amount due from a related party is non-trade, unsecured, non-interest bearing and repayable on demand.